4. SIGNIFICANT ACCOUNTING POLICIES: n) Foreign currency translation (Policies)	12 Months Ended
Dec. 31, 2020
Policies
n) Foreign currency translation

n)Foreign currency translation

Transactions in foreign currencies are initially recorded in the functional currency at the rate in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange in effect at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. All exchange differences are recorded in profit and loss

The financial statements of subsidiaries that have a functional currency other than the Canadian dollar were translated into Canadian dollars as follows: assets and liabilities – at the closing rate at the date of the statements of financial position, and income and expenses – at the average rate for the period. All resulting changes are recognized in other comprehensive loss as foreign currency translation adjustments.